SECURITIES	12 Months Ended
Dec. 31, 2025
SECURITIES
SECURITIES

NOTE 2 – SECURITIES

The amortized cost and fair value of securities available for sale at December 31 are as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
2025
U.S. Treasury Securities	$2,955	$6	$—	$2,961
State and political subdivisions	12,204	—	(185)	12,019
Mortgage-backed securities (“MBSs”) – residential	45,721	708	(382)	46,047
Collateralized mortgage obligations (“CMOs”)	97	—	(44)	53
Corporate securities	5,484	—	(2)	5,482
Total securities available for sale	$66,461	$714	$(613)	$66,562

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
2024
U.S. Treasury Securities	$5,971	$16	$—	$5,987
State and political subdivisions	13,506	—	(659)	12,847
Mortgage-backed securities (“MBSs”) – residential	51,914	257	(1,079)	51,092
Collateralized mortgage obligations (“CMOs”)	97	1	(39)	59
Corporate securities	6,970	—	(1)	6,969
Total securities available for sale	$78,458	$274	$(1,778)	$76,954

NOTE 2 – SECURITIES (Continued)

The Company did not sell any securities during the year ended December 31, 2025 or during the year ended December 31, 2024. There were no securities called during the year ended December 31, 2025 or during the year ended December 31, 2024.

As of December 31, 2025, the contractual maturity of debt securities available for sale (MBSs and CMOs are shown separately) at amortized cost and approximate fair value is as follows (in thousands):

	Amortized
	Cost	Fair Value
Within one year	$2,955	$2,962
After one year to five years	8,248	8,186
After five years to ten years	9,440	9,314
Over ten years	—	—
Total debt securities	20,643	20,462
MBSs and CMOs	45,818	46,100
Total	$66,461	$66,562

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

The carrying value of securities available for sale pledged to secure borrowings, deposits, and for other purposes was $60.6 million and $69.9 million at December 31, 2025 and 2024, respectively. At year-end 2025 and 2024, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position at December 31 (in thousands).

	Less than 12 Months		12 Months or longer		Total
		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2025
U.S. Treasury Securities	$—	$—	$—	$—	$—	$—
State and political subdivisions	—	—	11,816	(185)	11,816	(185)
MBSs	—	—	16,133	(382)	16,133	(382)
CMOs	—	—	53	(44)	53	(44)
Corporate Securities	2,482	(2)	—	—	2,482	(2)
	$2,482	$(2)	$28,002	$(611)	$30,484	$(613)

	Less than 12 Months		12 Months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2024
Treasury	$—	$—	$—	$—	$—	$—
State and political subdivisions	3,968	(135)	8,879	(524)	12,847	(659)
MBSs	24,928	(411)	11,074	(668)	36,002	(1,079)
CMOs	—	—	58	(39)	58	(39)
Corporate Securities	—	—	2,469	(1)	2,469	(1)
	$28,896	$(546)	$22,480	$(1,232)	$51,376	$(1,778)

NOTE 2 – SECURITIES (Continued)

Management has assessed the securities available for sale that were in an unrealized loss position at December 31, 2025, and determined that the decline in fair value is driven by changes in market interest rates and credit spreads, not changes in credit quality. There were no defaults on principal or interest payments, and no interest payments were deferred. Based on management’s analysis of each individual security, the issues appear to have the ability to meet debt service requirements over the life of the security. The Company had no allowance for credit losses on securities available for sale at December 31, 2025 and 2024. At December 31, 2025 the Company had no intent to sell securities in an unrealized loss position and has the ability to hold them until recovery.